UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—98.7% †	Number of Shares	Fair Value
Aerospace & Defense—5.6%
General Dynamics Corp.	573,268	$77,809,666
Hexcel Corp.	963,357	49,535,817
Honeywell International Inc.	1,132,883	118,171,026
The Boeing Co.	229,278	34,410,042
United Technologies Corp.	197,010	23,089,572
		303,016,123
Agricultural Products—1.2%
Archer-Daniels-Midland Co.	1,336,724	63,360,718
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	206,326	20,001,242
Airlines—0.7%
Delta Air Lines Inc.	828,312	37,240,908
Aluminum—0.1%
Alcoa Inc.	550,856	7,117,060
Application Software—0.7%
Intuit Inc.	389,748	37,789,966
Asset Management & Custody Banks—4.7%
Ameriprise Financial Inc.	628,418	82,222,211
Invesco Ltd.	2,210,622	87,739,587
State Street Corp.	1,117,526	82,171,687	(a)
		252,133,485
Auto Parts & Equipment—0.5%
Delphi Automotive PLC	344,803	27,494,591
Automobile Manufacturers—0.7%
Ford Motor Co.	2,293,147	37,011,393
Automotive Retail—0.5%
Advance Auto Parts Inc.	167,409	25,059,453
Biotechnology—5.1%
Alexion Pharmaceuticals Inc.	224,721	38,944,149	(b)
Amgen Inc.	967,567	154,665,585
Gilead Sciences Inc.	841,757	82,601,615	(b)
		276,211,349
Broadcasting—0.8%
CBS Corp., Class B	298,012	18,068,468
Discovery Communications Inc., Class C	793,302	23,382,576	(b)
		41,451,044
Cable & Satellite—3.8%
Comcast Corp., Class A	1,617,826	91,358,634
Comcast Corp., Special Class A	825,460	46,279,415
Liberty Global PLC, Class C	1,338,983	66,694,743	(b)
		204,332,792
Casinos & Gaming—0.4%
Las Vegas Sands Corp.	380,157	20,923,841
Communications Equipment—4.7%
Cisco Systems Inc.	4,138,971	113,925,177
QUALCOMM Inc.	1,993,931	138,259,175
		252,184,352

Consumer Finance—0.6%
American Express Co.	449,125	35,085,645
Data Processing & Outsourced Services—1.2%
Visa Inc., Class A	1,008,824	65,987,178
Diversified Banks—5.5%
Bank of America Corp.	1,564,944	24,084,488
Citigroup Inc.	1,098,751	56,607,652
JPMorgan Chase & Co.	2,554,954	154,779,113
Wells Fargo & Co.	1,100,460	59,865,024
		295,336,277
Drug Retail—2.1%
CVS Health Corp.	1,103,804	113,923,611
Electric Utilities—0.5%
NextEra Energy Inc.	259,116	26,961,020
Electrical Components & Equipment—0.2%
Rockwell Automation Inc.	91,810	10,649,042
Fertilizers & Agricultural Chemicals—1.0%
Monsanto Co.	481,484	54,186,209
General Merchandise Stores—3.3%
Dollar General Corp.	1,123,904	84,719,883	(b)
Target Corp.	1,157,754	95,016,871
		179,736,754
Healthcare Distributors—0.7%
Cardinal Health Inc.	436,914	39,440,227
Healthcare Equipment—4.2%
Abbott Laboratories	1,031,800	47,803,294
Boston Scientific Corp.	4,323,366	76,739,746	(b)
Medtronic PLC	1,078,078	84,079,303
Stryker Corp.	206,350	19,035,788
		227,658,131
Healthcare Services—0.4%
Express Scripts Holding Co.	256,545	22,260,410	(b)
Healthcare Supplies—0.6%
The Cooper Companies Inc.	183,432	34,378,825
Home Improvement Retail—1.9%
Lowe’s Companies Inc.	1,409,961	104,886,999
Household Products—0.5%
Energizer Holdings Inc.	183,520	25,334,936
Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	774,782	17,719,264	(b)
NRG Energy Inc.	623,720	15,711,507
		33,430,771
Industrial Machinery—1.0%
Dover Corp.	144,859	10,012,654
Ingersoll-Rand PLC	689,260	46,924,821
		56,937,475
Integrated Oil & Gas—3.9%
Cenovus Energy Inc.	2,046,065	34,537,577
Chevron Corp.	320,989	33,697,425
Exxon Mobil Corp.	1,298,898	110,406,330
Occidental Petroleum Corp.	451,290	32,944,170
		211,585,502

Integrated Telecommunication Services—0.6%
Verizon Communications Inc.	640,223	31,134,044
Internet Retail—0.9%
Amazon.com Inc.	132,991	49,485,951	(b)
Internet Software & Services—4.8%
Baidu Inc. ADR	265,962	55,426,481	(b)
eBay Inc.	770,374	44,435,172	(b)
Facebook Inc., Class A	343,990	28,281,138	(b)
Google Inc., Class A	135,294	75,047,582	(b)
Google Inc., Class C	59,612	32,667,376	(b)
LinkedIn Corp., Class A	91,808	22,939,147	(b)
		258,796,896
Investment Banking & Brokerage—0.8%
The Charles Schwab Corp.	1,514,455	46,100,010
Life & Health Insurance—0.2%
Lincoln National Corp.	232,416	13,354,623
Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	321,038	16,417,883
Movies & Entertainment—2.3%
The Walt Disney Co.	421,905	44,253,616
Time Warner Inc.	954,182	80,571,128
		124,824,744
Multi-Line Insurance—3.0%
American International Group Inc.	1,632,204	89,428,457
The Hartford Financial Services Group Inc.	1,764,962	73,810,711
		163,239,168
Oil & Gas Equipment & Services—2.5%
Baker Hughes Inc.	229,523	14,593,072
FMC Technologies Inc.	344,285	12,741,988	(b)
Schlumberger Ltd.	1,306,327	108,999,925
		136,334,985
Oil & Gas Exploration & Production—1.1%
Hess Corp.	681,491	46,252,794
Marathon Oil Corp.	460,427	12,021,749
		58,274,543
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	1,673,436	60,394,305
Pharmaceuticals—7.0%
Actavis PLC	552,600	164,464,812	(b)
Johnson & Johnson	229,955	23,133,473
Merck & Company Inc.	1,467,112	84,329,598
Pfizer Inc.	3,013,229	104,830,237
		376,758,120
Railroads—0.3%
CSX Corp.	527,560	17,472,787
Regional Banks—0.3%
Regions Financial Corp.	1,462,099	13,816,836
Research & Consulting Services—1.4%
Nielsen N.V.	1,655,544	73,787,596
Semiconductor Equipment—0.6%
Applied Materials Inc.	1,376,085	31,044,478
Soft Drinks—1.9%
PepsiCo Inc.	1,075,046	102,795,899

Specialized Finance—2.2%
CME Group Inc.		701,337	66,423,627
McGraw Hill Financial Inc.		504,436	52,158,683
			118,582,310
Specialized REITs—0.6%
American Tower Corp.		331,174	31,180,032
Specialty Stores—0.6%
Dick’s Sporting Goods Inc.		618,951	35,274,017
Systems Software—0.9%
Microsoft Corp.		229,278	9,321,297
Oracle Corp.		917,529	39,591,376
			48,912,673
Technology Hardware, Storage & Peripherals—5.9%
Apple Inc.		1,233,539	153,489,258
EMC Corp.		3,529,777	90,221,100
Hewlett-Packard Co.		2,362,576	73,617,868
			317,328,226
Trading Companies & Distributors—0.3%
United Rentals Inc.		151,485	13,809,373	(b)
Wireless Telecommunication Services—1.0%
SBA Communications Corp., Class A		477,112	55,869,815	(b)
Total Common Stock (Cost $4,178,001,489)			5,338,096,643

		Principal Amount	Fair Value
Short-Term Investments—1.4%
Time Deposit—1.4%
State Street Corp.
0.01%	04/01/15	$75,438,461	$75,438,461	(a)
(Cost $75,438,461)

Total Investments (Cost $4,253,439,950)			5,413,535,104

Liabilities in Excess of Other Assets, net—(0.1)%			(5,728,610)

NET ASSETS—100.0%			$5,407,806,494

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of March 31, 2015.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$5,338,096,643	$—	$—	$5,338,096,643
Short-Term Investments	—	75,438,461	—	75,438,461

Total Investments in Securities	$5,338,096,643	$75,438,461	$—	$5,413,535,104

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,267,906,737	$1,208,540,387	$(62,912,020)	$1,145,628,367

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, GE RSP Funds

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, GE RSP Funds

Date: May 28, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: May 28, 2015